Restructuring and Asset Impairment Charges - Schedule of Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	$ 0	$ (725)	$ 0	$ (680)
Wireless Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	(725)	0	(680)
Wireless Restructuring | Recoveries of impaired assets
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	(709)	0	(710)
Wireless Restructuring | Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	0	(16)	0	4
Wireless Restructuring | Employee severance and termination benefits charges
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions	$ 0	$ 0	$ 0	$ 26